Schedule of Investments
(unaudited)
December 31, 2024
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
AeroVironment, Inc.
(a) (b)
................ 261,479 $ 40,239,003
Moog, Inc. , Class A .................. 268,575 52,866,303
Triumph Group, Inc.
(b)
................. 434,844 8,114,189
101,219,495
Air Freight & Logistics — 0.0%
Forward Air Corp.
(b)
.................. 73,004 2,354,379
Automobile Components — 1.0%
Dorman Products, Inc.
(b)
............... 253,591 32,852,714
Patrick Industries, Inc. ................ 150,922 12,538,600
Phinia, Inc. ........................ 199,617 9,615,551
XPEL, Inc.
(a) (b) (c)
..................... 211,298 8,439,242
63,446,107
Banks — 5.6%
Ameris Bancorp ..................... 147,754 9,244,968
Axos Financial, Inc.
(b)
................. 396,568 27,700,275
BancFirst Corp. ..................... 185,416 21,727,047
Bancorp, Inc. (The)
(a) (b)
................ 448,119 23,584,503
Bank of Hawaii Corp. ................. 151,765 10,811,739
BankUnited, Inc. .................... 113,008 4,313,515
Banner Corp. ...................... 50,486 3,370,950
Cathay General Bancorp ............... 322,546 15,356,415
Central Pacific Financial Corp. ........... 41,977 1,219,432
City Holding Co. .................... 104,142 12,338,744
Community Financial System, Inc. ........ 141,966 8,756,463
CVB Financial Corp. .................. 501,416 10,735,317
FB Financial Corp. ................... 147,556 7,600,610
First Bancorp ...................... 928,659 17,263,771
First Commonwealth Financial Corp. ....... 445,848 7,543,748
First Financial Bancorp ................ 173,035 4,651,181
First Hawaiian, Inc. .................. 512,758 13,306,070
Fulton Financial Corp. ................. 156,519 3,017,686
Independent Bank Group, Inc. ........... 147,551 8,951,919
Lakeland Financial Corp. ............... 117,305 8,065,892
National Bank Holdings Corp. , Class A ..... 67,345 2,899,876
NBT Bancorp, Inc. ................... 74,450 3,555,732
OFG Bancorp ...................... 253,171 10,714,197
Park National Corp. .................. 89,682 15,374,185
Pathward Financial, Inc. ............... 232,296 17,092,340
Preferred Bank ..................... 113,143 9,773,292
S&T Bancorp, Inc. ................... 189,578 7,245,671
ServisFirst Bancshares, Inc. ............ 439,898 37,276,956
Tompkins Financial Corp. .............. 46,933 3,183,465
Triumph Financial, Inc.
(a) (b)
.............. 125,006 11,360,545
Westamerica Bancorp ................ 137,219 7,198,509
WSFS Financial Corp. ................ 253,295 13,457,563
358,692,576
Beverages — 0.1%
National Beverage Corp. ............... 114,292 4,876,840
Biotechnology — 3.6%
(b)
ADMA Biologics, Inc. ................. 2,207,144 37,852,520
Alkermes plc
(a)
...................... 966,794 27,804,995
Arcus Biosciences, Inc. ................ 506,342 7,539,432
Catalyst Pharmaceuticals, Inc.
(a)
.......... 1,046,102 21,832,149
Dynavax Technologies Corp. ............ 467,092 5,964,765
Ironwood Pharmaceuticals, Inc. , Class A .... 437,078 1,936,255
Krystal Biotech, Inc.
(a)
................. 236,313 37,020,795
Protagonist Therapeutics, Inc. ........... 556,030 21,462,758
TG Therapeutics, Inc.
(a)
................ 1,246,218 37,511,162
Vericel Corp.
(a)
...................... 460,714 25,297,806
Security
Shares
Shares Value
Biotechnology (continued)
Xencor, Inc. ....................... 273,346 $ 6,281,491
230,504,128
Broadline Retail — 0.4%
Etsy, Inc.
(a) (b)
....................... 514,613 27,217,882
Building Products — 3.5%
Apogee Enterprises, Inc. ............... 204,892 14,631,338
Armstrong World Industries, Inc. .......... 406,976 57,517,918
AZZ, Inc. ......................... 278,789 22,838,395
CSW Industrials, Inc. ................. 157,009 55,392,775
Griffon Corp. ....................... 370,524 26,407,245
Zurn Elkay Water Solutions Corp. ......... 1,331,063 49,648,650
226,436,321
Capital Markets — 3.8%
Artisan Partners Asset Management, Inc. , Class
A ............................ 314,438 13,536,556
BGC Group, Inc. , Class A .............. 1,903,903 17,249,361
Brightsphere Investment Group, Inc. ....... 260,148 6,852,298
Cohen & Steers, Inc. ................. 249,942 23,079,644
Donnelley Financial Solutions, Inc.
(b)
....... 103,979 6,522,603
Moelis & Co. , Class A ................. 268,568 19,841,804
Piper Sandler Cos. ................... 148,045 44,406,098
PJT Partners, Inc. , Class A ............. 221,303 34,923,826
StepStone Group, Inc. , Class A .......... 336,980 19,504,402
StoneX Group, Inc.
(b)
................. 140,219 13,737,256
Virtu Financial, Inc. , Class A ............. 754,389 26,916,600
Virtus Investment Partners, Inc. .......... 23,899 5,271,641
WisdomTree, Inc. .................... 1,069,832 11,233,236
243,075,325
Chemicals — 1.6%
Balchem Corp. ..................... 303,523 49,472,731
Hawkins, Inc. ...................... 177,547 21,779,690
Ingevity Corp.
(b)
..................... 173,694 7,078,031
Innospec, Inc. ...................... 116,586 12,831,455
Sensient Technologies Corp. ............ 209,856 14,954,339
106,116,246
Commercial Services & Supplies — 2.1%
Brady Corp. , Class A, NVS ............. 262,909 19,415,830
CoreCivic, Inc.
(b)
.................... 544,609 11,839,800
GEO Group, Inc. (The)
(b)
............... 1,270,334 35,543,945
HNI Corp. ......................... 232,246 11,698,231
Interface, Inc. ...................... 543,658 13,238,072
Liquidity Services, Inc.
(b)
............... 207,319 6,694,330
OPENLANE, Inc.
(b)
................... 997,589 19,792,166
Pitney Bowes, Inc. ................... 65,568 474,712
UniFirst Corp. ...................... 63,063 10,789,449
Viad Corp.
(b)
....................... 197,584 8,399,296
137,885,831
Communications Equipment — 0.6%
(b)
Calix, Inc. ......................... 219,968 7,670,284
Digi International, Inc. ................. 201,305 6,085,450
Extreme Networks, Inc. ................ 592,247 9,914,215
Harmonic, Inc.
(a)
..................... 553,269 7,319,749
Viavi Solutions, Inc.
(a)
................. 893,671 9,026,077
40,015,775
Construction & Engineering — 2.2%
Arcosa, Inc.
(a)
...................... 291,461 28,195,937
Dycom Industries, Inc.
(b)
............... 271,740 47,299,064
Everus Construction Group, Inc.
(a) (b)
....... 228,278 15,009,278
Granite Construction, Inc. .............. 408,143 35,798,223

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
MYR Group, Inc.
(b)
................... 85,993 $ 12,793,179
139,095,681
Consumer Finance — 0.6%
Enova International, Inc.
(b)
.............. 244,682 23,460,110
PROG Holdings, Inc. ................. 388,586 16,421,645
39,881,755
Consumer Staples Distribution & Retail — 0.2%
Chefs' Warehouse, Inc. (The)
(b)
.......... 321,120 15,837,638
Containers & Packaging — 0.3%
Sealed Air Corp. .................... 491,568 16,629,745
Diversified Consumer Services — 1.9%
Adtalem Global Education, Inc.
(b)
......... 350,049 31,801,952
Frontdoor, Inc.
(b)
..................... 707,959 38,704,118
Mister Car Wash, Inc.
(a) (b)
............... 412,423 3,006,564
Perdoceo Education Corp. .............. 306,086 8,102,096
Stride, Inc.
(a) (b)
...................... 400,188 41,591,539
123,206,269
Diversified REITs — 1.0%
American Assets Trust, Inc. ............. 262,603 6,895,955
Armada Hoffler Properties, Inc. .......... 478,502 4,895,075
Essential Properties Realty Trust, Inc. ...... 1,636,929 51,203,139
62,994,169
Diversified Telecommunication Services — 0.9%
Cogent Communications Holdings, Inc. ..... 394,226 30,382,998
Lumen Technologies, Inc.
(a) (b)
............ 4,838,309 25,691,421
56,074,419
Electric Utilities — 0.5%
MGE Energy, Inc. .................... 209,384 19,673,721
Otter Tail Corp. ..................... 176,137 13,005,956
32,679,677
Electrical Equipment — 0.4%
Powell Industries, Inc.
(a)
............... 87,217 19,331,648
Vicor Corp.
(b)
....................... 120,751 5,834,688
25,166,336
Electronic Equipment, Instruments & Components — 3.7%
Advanced Energy Industries, Inc.
(a)
........ 172,181 19,909,289
Arlo Technologies, Inc.
(b)
............... 532,233 5,955,687
Badger Meter, Inc.
(a)
.................. 274,607 58,249,637
Benchmark Electronics, Inc. ............ 188,876 8,574,970
CTS Corp. ........................ 168,672 8,894,075
ePlus, Inc.
(a) (b)
...................... 116,296 8,591,949
Itron, Inc.
(b)
........................ 421,000 45,712,180
OSI Systems, Inc.
(a) (b)
................. 145,045 24,284,884
Plexus Corp.
(b)
...................... 172,835 27,045,221
Sanmina Corp.
(b)
.................... 244,911 18,532,415
TTM Technologies, Inc.
(b)
............... 494,205 12,231,574
237,981,881
Energy Equipment & Services — 2.9%
Archrock, Inc. ...................... 1,635,559 40,709,063
Atlas Energy Solutions, Inc. ............. 566,211 12,558,560
Cactus, Inc. , Class A ................. 622,359 36,320,871
Core Laboratories, Inc.
(a)
............... 211,586 3,662,554
Helix Energy Solutions Group, Inc.
(b)
....... 759,393 7,077,543
Helmerich & Payne, Inc. ............... 535,653 17,151,609
Liberty Energy, Inc. , Class A ............ 837,788 16,663,603
Nabors Industries Ltd.
(b)
............... 43,729 2,499,987
Oceaneering International, Inc.
(a) (b)
........ 943,186 24,598,291
RPC, Inc. ......................... 404,174 2,400,794
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Tidewater, Inc.
(a) (b)
................... 449,244 $ 24,578,139
188,221,014
Entertainment — 1.0%
(a)(b)
Cinemark Holdings, Inc. ............... 997,054 30,888,733
Madison Square Garden Sports Corp. ...... 156,298 35,273,333
66,162,066
Financial Services — 1.6%
EVERTEC, Inc. ..................... 386,830 13,357,240
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 597,048 16,018,798
NCR Atleos Corp.
(a) (b)
................. 296,914 10,071,323
NMI Holdings, Inc. , Class A
(b)
............ 738,748 27,156,376
Payoneer Global, Inc.
(b)
................ 1,342,517 13,478,871
Radian Group, Inc. ................... 625,125 19,828,965
99,911,573
Food Products — 1.2%
Cal-Maine Foods, Inc. ................. 379,992 39,108,777
J & J Snack Foods Corp.
(a)
............. 79,977 12,406,832
Simply Good Foods Co. (The)
(b)
.......... 390,920 15,238,062
Tootsie Roll Industries, Inc. ............. 88,107 2,848,499
WK Kellogg Co. ..................... 385,242 6,930,503
76,532,673
Gas Utilities — 0.2%
Chesapeake Utilities Corp. ............. 121,334 14,723,881
Ground Transportation — 0.2%
RXO, Inc.
(a) (b)
....................... 614,770 14,656,117
Health Care Equipment & Supplies — 5.8%
Artivion, Inc.
(a) (b)
..................... 351,671 10,054,274
Glaukos Corp.
(a) (b)
.................... 514,807 77,190,162
ICU Medical, Inc.
(b)
................... 228,573 35,467,672
Inari Medical, Inc.
(b)
.................. 469,902 23,988,497
Inspire Medical Systems, Inc.
(a) (b)
......... 279,798 51,868,953
Integer Holdings Corp.
(a) (b)
.............. 313,177 41,502,216
LeMaitre Vascular, Inc.
(a)
............... 190,737 17,574,507
Merit Medical Systems, Inc.
(b)
............ 544,144 52,629,608
STAAR Surgical Co.
(b)
................. 261,122 6,342,653
Tandem Diabetes Care, Inc.
(a) (b)
.......... 614,192 22,123,196
TransMedics Group, Inc.
(a) (b)
............. 314,065 19,581,953
UFP Technologies, Inc.
(a) (b)
.............. 68,203 16,676,316
375,000,007
Health Care Providers & Services — 2.9%
Addus HomeCare Corp.
(b)
.............. 103,833 13,015,466
Astrana Health, Inc.
(a) (b)
................ 388,417 12,246,788
Concentra Group Holdings Parent, Inc. ..... 413,561 8,180,237
CorVel Corp.
(a) (b)
..................... 254,240 28,286,742
Hims & Hers Health, Inc. , Class A
(b)
........ 1,785,135 43,164,564
National HealthCare Corp. .............. 73,594 7,915,771
NeoGenomics, Inc.
(a) (b)
................ 539,941 8,898,228
Privia Health Group, Inc.
(a) (b)
............. 666,113 13,022,509
Progyny, Inc.
(b)
...................... 344,182 5,937,139
RadNet, Inc.
(b)
...................... 608,239 42,479,412
US Physical Therapy, Inc. .............. 68,753 6,099,079
189,245,935
Health Care REITs — 0.5%
CareTrust REIT, Inc. .................. 856,514 23,168,704
LTC Properties, Inc. .................. 197,836 6,835,234
Universal Health Realty Income Trust ...... 60,050 2,234,460
32,238,398

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology — 0.2%
HealthStream, Inc.
(a)
.................. 130,843 $ 4,160,807
Schrodinger, Inc.
(a) (b)
.................. 272,406 5,254,712
Simulations Plus, Inc. ................. 83,961 2,341,672
11,757,191
Hotel & Resort REITs — 1.3%
Apple Hospitality REIT, Inc. ............. 1,018,943 15,640,775
DiamondRock Hospitality Co. ............ 1,935,403 17,476,689
Pebblebrook Hotel Trust ............... 560,151 7,590,046
Summit Hotel Properties, Inc. ............ 498,918 3,417,589
Sunstone Hotel Investors, Inc. ........... 1,878,237 22,238,326
Xenia Hotels & Resorts, Inc. ............ 950,958 14,131,236
80,494,661
Hotels, Restaurants & Leisure — 2.9%
Brinker International, Inc.
(a) (b)
............ 414,819 54,876,405
Cheesecake Factory, Inc. (The) .......... 289,487 13,733,263
Dave & Buster's Entertainment, Inc.
(a) (b)
..... 292,882 8,549,225
Monarch Casino & Resort, Inc. ........... 118,323 9,335,685
Sabre Corp.
(b)
...................... 3,601,661 13,146,063
Shake Shack, Inc. , Class A
(a) (b)
........... 373,727 48,509,765
Six Flags Entertainment Corp. ........... 870,752 41,961,539
190,111,945
Household Durables — 2.7%
Cavco Industries, Inc.
(b)
................ 75,694 33,776,934
Champion Homes, Inc.
(a) (b)
.............. 493,087 43,440,965
Dream Finders Homes, Inc. , Class A
(b)
...... 256,728 5,974,061
Green Brick Partners, Inc.
(b)
............. 287,199 16,223,871
Installed Building Products, Inc. .......... 216,818 37,997,354
M/I Homes, Inc.
(b)
.................... 134,439 17,873,665
TRI Pointe Homes, Inc.
(a) (b)
............. 444,878 16,131,276
171,418,126
Household Products — 0.4%
Energizer Holdings, Inc. ............... 255,899 8,928,316
WD-40 Co. ........................ 77,369 18,775,909
27,704,225
Industrial REITs — 0.6%
Innovative Industrial Properties, Inc. ....... 179,958 11,992,401
Terreno Realty Corp. ................. 456,299 26,985,523
38,977,924
Insurance — 1.8%
AMERISAFE, Inc. ................... 80,219 4,134,487
Assured Guaranty Ltd. ................ 218,672 19,682,667
Employers Holdings, Inc. ............... 46,624 2,388,548
Goosehead Insurance, Inc. , Class A
(a) (b)
..... 227,644 24,407,990
HCI Group, Inc. ..................... 79,380 9,250,151
Mercury General Corp. ................ 248,059 16,490,962
Palomar Holdings, Inc.
(b)
............... 247,045 26,085,482
Trupanion, Inc.
(a) (b)
................... 312,480 15,061,536
117,501,823
Interactive Media & Services — 1.1%
(b)
Cargurus, Inc. , Class A ................ 821,187 30,006,173
Cars.com, Inc. ...................... 243,097 4,212,871
QuinStreet, Inc. ..................... 524,418 12,098,323
TripAdvisor, Inc. ..................... 688,669 10,171,641
Yelp, Inc.
(a)
........................ 338,750 13,109,625
69,598,633
IT Services — 0.4%
(b)
DigitalOcean Holdings, Inc. ............. 595,518 20,289,298
Grid Dynamics Holdings, Inc. , Class A ...... 380,452 8,461,253
28,750,551
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.4%
Azenta, Inc.
(a) (b)
..................... 208,586 $ 10,429,300
BioLife Solutions, Inc.
(a) (b)
............... 337,011 8,748,805
Mesa Laboratories, Inc. ............... 34,094 4,495,976
OmniAb, Inc., 12.50 Earnout Shares
(b) (d)
..... 76,503 1
OmniAb, Inc., 15.00 Earnout Shares
(b) (d)
..... 76,503 1
23,674,083
Machinery — 5.4%
Alamo Group, Inc. ................... 42,630 7,925,343
Albany International Corp. , Class A ........ 146,148 11,687,456
Barnes Group, Inc. ................... 428,058 20,230,021
Enerpac Tool Group Corp. , Class A ........ 505,512 20,771,488
Enpro, Inc.
(a)
....................... 121,394 20,934,395
ESCO Technologies, Inc. .............. 240,453 32,030,744
Federal Signal Corp. ................. 570,539 52,712,098
Franklin Electric Co., Inc. .............. 223,618 21,791,574
Gates Industrial Corp. plc
(a) (b)
............ 860,998 17,710,729
Greenbrier Cos., Inc. (The) ............. 292,770 17,856,042
John Bean Technologies Corp.
(a)
.......... 124,645 15,842,380
Lindsay Corp. ...................... 45,298 5,359,206
SPX Technologies, Inc.
(b)
............... 432,848 62,988,041
Standex International Corp. ............. 73,487 13,741,334
Trinity Industries, Inc. ................. 767,034 26,922,894
348,503,745
Marine Transportation — 0.4%
Matson, Inc. ....................... 198,418 26,754,683
Media — 0.4%
EchoStar Corp. , Class A
(b)
.............. 551,912 12,638,785
John Wiley & Sons, Inc. , Class A ......... 226,415 9,896,600
TechTarget, Inc.
(a) (b)
.................. 111,252 2,205,015
Thryv Holdings, Inc.
(b)
................. 139,807 2,069,143
26,809,543
Metals & Mining — 2.0%
Alpha Metallurgical Resources, Inc.
(b)
...... 64,446 12,896,933
ATI, Inc.
(b)
......................... 1,331,840 73,304,474
Century Aluminum Co.
(b)
............... 483,380 8,807,184
MP Materials Corp. , Class A
(a) (b)
.......... 494,902 7,720,471
Warrior Met Coal, Inc.
(a)
................ 488,343 26,487,724
129,216,786
Multi-Utilities — 0.1%
Unitil Corp. ........................ 59,309 3,213,955
Office REITs — 0.8%
Douglas Emmett, Inc. ................. 216,696 4,021,878
Highwoods Properties, Inc. ............. 603,814 18,464,632
SL Green Realty Corp. ................ 461,656 31,355,675
53,842,185
Oil, Gas & Consumable Fuels — 1.9%
Comstock Resources, Inc.
(b)
............. 430,497 7,843,655
CONSOL Energy, Inc.
(a)
............... 249,697 26,637,676
International Seaways, Inc. ............. 214,879 7,722,751
Magnolia Oil & Gas Corp. , Class A
(a)
....... 1,141,336 26,684,436
Northern Oil & Gas, Inc. ............... 927,217 34,455,384
SM Energy Co. ..................... 533,673 20,685,165
124,029,067
Paper & Forest Products — 0.4%
Sylvamo Corp. ..................... 321,951 25,440,568

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines — 1.8%
(b)
Alaska Air Group, Inc. ................. 1,185,270 $ 76,746,232
SkyWest, Inc. ...................... 376,537 37,702,650
114,448,882
Personal Care Products — 0.3%
Interparfums, Inc. .................... 167,354 22,008,725
Pharmaceuticals — 2.0%
Amphastar Pharmaceuticals, Inc.
(a) (b)
....... 220,513 8,187,648
ANI Pharmaceuticals, Inc.
(a) (b)
............ 154,630 8,547,947
Collegium Pharmaceutical, Inc.
(a) (b)
........ 300,659 8,613,880
Corcept Therapeutics, Inc.
(a) (b)
........... 870,661 43,872,608
Harmony Biosciences Holdings, Inc.
(b)
...... 356,473 12,266,236
Innoviva, Inc.
(b)
..................... 284,469 4,935,537
Ligand Pharmaceuticals, Inc.
(a) (b)
.......... 96,761 10,367,941
Phibro Animal Health Corp. , Class A ....... 190,559 4,001,739
Prestige Consumer Healthcare, Inc.
(a) (b)
..... 276,559 21,596,492
Supernus Pharmaceuticals, Inc.
(a) (b)
........ 262,576 9,494,748
131,884,776
Professional Services — 1.1%
CSG Systems International, Inc. .......... 132,082 6,750,711
Heidrick & Struggles International, Inc. ..... 103,261 4,575,495
Korn Ferry ........................ 300,796 20,288,690
Verra Mobility Corp. , Class A
(b)
........... 1,538,754 37,207,072
68,821,968
Real Estate Management & Development — 0.3%
Kennedy-Wilson Holdings, Inc. ........... 409,682 4,092,723
St. Joe Co. (The) .................... 354,998 15,950,060
20,042,783
Residential REITs — 0.4%
Centerspace ....................... 86,953 5,751,941
Elme Communities ................... 486,526 7,429,252
NexPoint Residential Trust, Inc. .......... 205,524 8,580,627
Veris Residential, Inc. ................. 326,308 5,426,502
27,188,322
Retail REITs — 2.3%
Acadia Realty Trust .................. 770,871 18,624,243
Curbline Properties Corp. .............. 883,828 20,522,486
Getty Realty Corp. ................... 202,220 6,092,889
Macerich Co. (The) .................. 1,515,119 30,181,170
Phillips Edison & Co., Inc. .............. 503,062 18,844,703
Retail Opportunity Investments Corp. ...... 618,901 10,744,121
Saul Centers, Inc. ................... 60,137 2,333,316
Tanger, Inc. ........................ 692,263 23,626,936
Urban Edge Properties ................ 700,487 15,060,471
Whitestone REIT .................... 207,406 2,938,943
148,969,278
Semiconductors & Semiconductor Equipment — 2.7%
(b)
Alpha & Omega Semiconductor Ltd.
(a)
...... 107,063 3,964,543
Axcelis Technologies, Inc.
(a)
............. 179,444 12,537,752
CEVA, Inc. ........................ 106,471 3,359,160
FormFactor, Inc.
(a)
................... 324,722 14,287,768
Impinj, Inc.
(a)
....................... 213,946 31,077,796
PDF Solutions, Inc. .................. 288,965 7,825,172
Photronics, Inc. ..................... 247,541 5,832,066
Semtech Corp.
(a)
.................... 787,603 48,713,246
SiTime Corp.
(a)
...................... 176,684 37,904,018
SolarEdge Technologies, Inc.
(a)
........... 163,351 2,221,574
Wolfspeed, Inc.
(a)
.................... 479,877 3,195,981
170,919,076
Security
Shares
Shares Value
Software — 6.5%
A10 Networks, Inc. ................... 412,109 $ 7,582,806
ACI Worldwide, Inc.
(b)
................. 979,335 50,837,280
Adeia, Inc. ........................ 379,710 5,308,346
Agilysys, Inc.
(a) (b)
.................... 208,757 27,495,384
Alarm.com Holdings, Inc.
(b)
............. 276,471 16,809,437
BlackLine, Inc.
(b)
.................... 484,242 29,422,544
Box, Inc. , Class A
(b)
.................. 1,337,302 42,258,743
Clear Secure, Inc. , Class A ............. 877,384 23,373,510
DoubleVerify Holdings, Inc.
(b)
............ 735,781 14,134,353
InterDigital, Inc. ..................... 236,634 45,840,738
LiveRamp Holdings, Inc.
(b)
.............. 317,223 9,634,062
MARA Holdings, Inc.
(a) (b)
............... 3,004,896 50,392,106
N-able, Inc.
(b)
....................... 291,946 2,726,776
Progress Software Corp. ............... 400,504 26,092,836
Sprinklr, Inc. , Class A
(a) (b)
............... 395,017 3,337,894
SPS Commerce, Inc.
(b)
................ 350,768 64,537,804
419,784,619
Specialized REITs — 0.7%
Four Corners Property Trust, Inc. ......... 487,898 13,241,552
Outfront Media, Inc. .................. 1,288,479 22,857,617
Uniti Group, Inc. .................... 1,065,634 5,860,987
41,960,156
Specialty Retail — 2.0%
Bath & Body Works, Inc. ............... 1,043,369 40,451,416
Boot Barn Holdings, Inc.
(b)
.............. 285,008 43,269,915
Buckle, Inc. (The) ................... 139,246 7,075,089
Group 1 Automotive, Inc.
(a)
.............. 59,450 25,056,986
Urban Outfitters, Inc.
(b)
................ 236,989 13,005,956
128,859,362
Textiles, Apparel & Luxury Goods — 1.3%
Hanesbrands, Inc.
(a) (b)
................. 1,742,525 14,184,154
Kontoor Brands, Inc. .................. 463,360 39,575,578
Steven Madden Ltd. .................. 445,860 18,957,967
Wolverine World Wide, Inc. ............. 507,211 11,260,084
83,977,783
Trading Companies & Distributors — 0.9%
DNOW, Inc.
(b)
...................... 565,290 7,354,423
DXP Enterprises, Inc.
(b)
................ 118,331 9,776,507
GMS, Inc.
(a) (b)
....................... 234,518 19,894,162
Rush Enterprises, Inc. , Class A .......... 361,487 19,805,873
56,830,965
Water Utilities — 0.3%
American States Water Co. ............. 176,670 13,730,792
Middlesex Water Co. ................. 81,881 4,309,397
18,040,189
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a) (b)
...................... 255,370 2,065,943
Total Long-Term Investments — 97 .7%
(Cost: $ 5,223,682,277 ) ............................ 6,301,682,660

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.8%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(g)
.................. 364,655,039 $ 364,837,365
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.44% ................... 140,292,548 140,292,548
Total Short-Term Securities — 7 .8%
(Cost: $ 504,867,720 ) .............................. 505,129,913
Total Investments — 105 .5%
(Cost: $ 5,728,549,997 ) ............................ 6,806,812,573
Liabilities in Excess of Other Assets — (5.5) % ............. (353,897,318)
Net Assets — 100.0% ...............................
$ 6,452,915,255
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 309,389,024 $ 55,437,784
(a)
$ — $ 1,116 $ 9,441 $ 364,837,365 364,655,039 $ 659,335
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 54,872,058 85,420,490
(a)
— — — 140,292,548 140,292,548 1,991,633 —
$ 1,116 $ 9,441 $ 505,129,913 $ 2,650,968 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 150 03/21/25 $ 16,874 $ 9,520

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
S&P Small-Cap 600 Growth ETF

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 5,677,406 $ (181,195)
(c)
$ 5,509,267 0 .1%
Monthly HSBC Bank plc
(d)
02/09/28 16,541,404 (537,124)
(e)
16,048,485 0 .3
Monthly
JPMorgan Chase
Bank NA
(f)
02/10/25 111,536,823 10,683
(g)
111,412,051 1 .7
$ (707,636) $ 132,969,803
(b) (d) (f)
Range: 0-40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $(13,056) of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $(44,205) of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $135,455 of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
S&P Small-Cap 600 Growth ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Banks
Bank of Hawaii Corp. ....... 3,049 $ 217,211 3 .9%
City Holding Co. .......... 589 69,785 1 .3
286,996
Capital Markets
Moelis & Co. , Class A ...... 67,080 4,955,870 90 .0
Financial Services
Payoneer Global, Inc. ...... 26,534 266,401 4 .8
Total Reference Entity — Long ............ 5,509,267
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 5,509,267
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 9, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Banks
Axos Financial, Inc. ........ 109,800 $ 7,669,530 47 .8
Cathay General Bancorp .... 1,677 79,842 0 .5
First Financial Bancorp ..... 245,083 6,587,831 41 .0
14,337,203
Capital Markets
Moelis & Co. , Class A ...... 912 67,379 0 .4
Containers & Packaging
Sealed Air Corp. .......... 33,458 1,131,884 7 .1
Financial Services
Payoneer Global, Inc. ...... 11,456 115,018 0 .7
Machinery
Gates Industrial Corp. plc .... 19,300 397,001 2 .5
Total Reference Entity — Long ............ 16,048,485
Net Value of Reference Entity — HSBC Bank plc $ 16,048,485
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 10, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
–
Banks
Ameris Bancorp .......... 142,115 $ 8,892,136 8 .0
Bancorp, Inc. (The) ........ 20 1,053 0 .0
Bank of Hawaii Corp. ....... 15,599 1,111,273 1 .0
BankUnited, Inc. .......... 207,479 7,919,473 7 .1
Banner Corp. ............ 113,211 7,559,099 6 .8
Shares Value
% of Basket
Value
Banks (continued)
Cathay General Bancorp .... 7,980 $ 379,928 0 .3%
Central Pacific Financial Corp. 115,248 3,347,954 3 .0
City Holding Co. .......... 32,486 3,848,941 3 .4
Community Financial System,
Inc. ................. 172,112 10,615,868 9 .5
First Bancorp ............ 864 16,062 0 .0
Fulton Financial Corp. ...... 641,758 12,373,094 11 .1
Lakeland Financial Corp. .... 10,810 743,296 0 .7
National Bank Holdings Corp. ,
Class A .............. 92,935 4,001,781 3 .6
NBT Bancorp, Inc. ......... 118,682 5,668,252 5 .1
Preferred Bank ........... 2,800 241,864 0 .2
ServisFirst Bancshares, Inc. .. 28,700 2,432,038 2 .2
69,152,112
Capital Markets
Moelis & Co. , Class A ...... 40 2,955 0 .0
WisdomTree, Inc. ......... 5,975 62,738 0 .1
65,693
Commercial Services &
Supplies
Pitney Bowes, Inc. ........ 630,572 4,565,341 4 .1
Containers & Packaging
Sealed Air Corp. .......... 6,187 209,306 0 .2
Financial Services
Payoneer Global, Inc. ...... 1,016,842 10,209,094 9 .2
Insurance
Employers Holdings, Inc. .... 73,797 3,780,620 3 .4
Machinery
Gates Industrial Corp. plc .... 516,698 10,628,478 9 .5
Office REITs
Douglas Emmett, Inc. ...... 689,731 12,801,407 11 .5
Total Reference Entity — Long ............ 111,412,051
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 111,412,051

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
S&P Small-Cap 600 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,301,682,658 $ — $ 2 $ 6,301,682,660
Short-Term Securities
Money Market Funds ...................................... 505,129,913 — — 505,129,913
$ 6,806,812,571 $ — $ 2 $ 6,806,812,573
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 9,520 $ 10,683 $ — $ 20,203
Liabilities
Equity contracts ........................................... — (718,319) — (718,319)
$ 9,520 $ (707,636) $ — $ (698,116)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust